INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS
Schedule of intangible assets and their related accumulated amortization

	As of December 31,
	2011	2012

Intangible assets not subject to amortization:
Trade names	18,655	18,725
Intangible assets subject to amortization:
Trade names	—	647
Customer relationships	20,739	20,793
Contract backlogs	2,555	2,588
SAP certificate	19	19
System software	820	1,070
Completed technology	4,871	4,889
Patent	—	1,096
Non-compete agreement	970	2,123
	48,629	51,950

Less: accumulated amortization
Trade names	—	(129)
Customer relationships	(16,164)	(17,879)
Contract backlogs	(2,365)	(2,524)
SAP certificate	(19)	(19)
System software	(273)	(567)
Completed technology	(2,547)	(2,690)
Patent	—	(219)
Non-compete agreement	(459)	(812)
	(21,827)	(24,839)
Accumulated impairment loss of intangible assets	(8,552)	(15,162)

Intangible assets, net	18,250	11,949